SCHEDULE OF ANTI-DILUTIVE WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,517,573,597	1,150,600,095
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,491,936,667	1,132,213,935
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	13,558,372	13,756,977
Incentive Shares Payable Issued With Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,721,250	3,271,875
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,357,308	1,357,308